UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21674

Nuveen Equity Premium Opportunity Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Opportunity Fund (JSN)
September 30, 2012

Shares	Description (1)	Value
Common Stocks – 99.6% (5)
Aerospace & Defense – 1.7%
41,310	Boeing Company	$ 2,876,002
56,028	Honeywell International Inc.	3,347,673
8,874	Huntington Ingalls Industries Inc., (2)	373,152
17,575	Lockheed Martin Corporation	1,641,154
34,529	Northrop Grumman Corporation	2,293,761
32,796	Raytheon Company	1,874,619
31,622	United Technologies Corporation	2,475,686
Total Aerospace & Defense	14,882,047
Air Freight & Logistics – 0.8%
102,575	United Parcel Service, Inc., Class B	7,341,293
Auto Components – 0.1%
60,739	Gentex Corporation	1,033,170
Automobiles – 0.4%
213,263	Ford Motor Company	2,102,773
33,442	Harley-Davidson, Inc.	1,416,938
Total Automobiles	3,519,711
Beverages – 2.1%
281,224	Coca-Cola Company	10,666,826
28,504	Monster Beverage Corporation, (2)	1,543,777
91,296	PepsiCo, Inc.	6,461,018
Total Beverages	18,671,621
Biotechnology – 2.0%
109,715	Celgene Corporation, (2)	8,382,226
146,183	Gilead Sciences, Inc., (2)	9,696,318
Total Biotechnology	18,078,544
Capital Markets – 1.3%
129,710	Charles Schwab Corporation	1,658,991
48,725	Eaton Vance Corporation	1,411,076
27,060	Goldman Sachs Group, Inc.	3,076,181
43,099	Legg Mason, Inc.	1,063,683
121,415	Morgan Stanley	2,032,487
61,497	Waddell & Reed Financial, Inc., Class A	2,015,257
Total Capital Markets	11,257,675
Chemicals – 1.7%
63,776	Dow Chemical Company	1,846,953
42,800	E.I. Du Pont de Nemours and Company	2,151,556
61,739	Eastman Chemical Company	3,519,740
43,409	Monsanto Company	3,951,087
21,181	Potash Corporation of Saskatchewan	919,679
95,980	RPM International, Inc.	2,739,269
Total Chemicals	15,128,284
Commercial Banks – 2.1%
71,851	Fifth Third Bancorp.	1,114,409
86,613	First Horizon National Corporation	834,083
143	HSBC Holdings PLC, Sponsored ADR	6,644
6	Lloyds TSB Group PLC, Sponsored ADR, (2)	15
187,221	U.S. Bancorp	6,421,680
293,450	Wells Fargo & Company	10,132,829
Total Commercial Banks	18,509,660
Commercial Services & Supplies – 0.4%
23,371	Deluxe Corporation	714,218
49,936	R.R. Donnelley & Sons Company	529,322
77,545	Waste Management, Inc.	2,487,644
Total Commercial Services & Supplies	3,731,184
Communications Equipment – 3.4%
45,063	ADTRAN, Inc.	778,689
13,861	Aviat Networks Inc., (2)	32,989
630,518	Cisco Systems, Inc.	12,036,589
19,247	Harris Corporation	985,831
14,940	Motorola Solutions Inc.	755,217
252,230	QUALCOMM, Inc.	15,761,853
Total Communications Equipment	30,351,168
Computers & Peripherals – 10.1%
118,462	Apple, Inc., (2)	79,044,954
211,358	Dell Inc., (2)	2,083,990
157,114	EMC Corporation, (2)	4,284,499
125,310	Hewlett-Packard Company	2,137,789
72,669	NetApp, Inc., (2)	2,389,357
Total Computers & Peripherals	89,940,589
Consumer Finance – 0.8%
59,964	American Express Company	3,409,553
55,844	Discover Financial Services	2,218,682
77,393	SLM Corporation	1,216,618
Total Consumer Finance	6,844,853
Containers & Packaging – 0.4%
63,738	Packaging Corp. of America	2,313,689
50,628	Sonoco Products Company	1,568,962
Total Containers & Packaging	3,882,651
Distributors – 0.2%
31,204	Genuine Parts Company	1,904,380
Diversified Consumer Services – 0.1%
35,953	Hillenbrand Inc.	653,985
Diversified Financial Services – 2.5%
600,967	Bank of America Corporation	5,306,539
134,600	Citigroup Inc.	4,404,112
53,445	CME Group, Inc.	3,062,399
3,691	ING Groep N.V., Sponsored ADR, (2)	29,122
224,788	JP Morgan Chase & Co.	9,099,418
Total Diversified Financial Services	21,901,590
Diversified Telecommunication Services – 2.5%
353,211	AT&T Inc.	13,316,055
93,521	Frontier Communications Corporation	458,253
185,468	Verizon Communications Inc.	8,451,777
Total Diversified Telecommunication Services	22,226,085
Electric Utilities – 1.6%
38,821	Companhia Energetica de Minas Gerais, Sponsored ADR	470,511
65,844	Duke Energy Corporation	4,266,691
112,676	Great Plains Energy Incorporated	2,508,168
50,368	OGE Energy Corp.	2,793,409
129,707	Pepco Holdings, Inc.	2,451,462
25,438	Pinnacle West Capital Corporation	1,343,126
Total Electric Utilities	13,833,367
Electrical Equipment – 1.4%
24,549	Cooper Industries Inc.	1,842,648
59,698	Emerson Electric Company	2,881,622
11,240	Hubbell Incorporated, Class B	907,518
31,575	Rockwell Automation, Inc.	2,196,041
42,974	Roper Industries Inc.	4,722,413
Total Electrical Equipment	12,550,242
Electronic Equipment & Instruments – 0.1%
102,078	Corning Incorporated	1,342,326
Energy Equipment & Services – 1.7%
25,308	Diamond Offshore Drilling, Inc.	1,665,519
36,079	Ensco International PLC, Class A, Sponsored ADR	1,968,470
109,180	Halliburton Company	3,678,274
54,107	Patterson-UTI Energy, Inc.	857,055
83,227	Schlumberger Limited	6,019,809
17,510	Tidewater Inc.	849,760
Total Energy Equipment & Services	15,038,887
Food & Staples Retailing – 1.7%
102,543	CVS Caremark Corporation	4,965,132
82,219	Kroger Co.	1,935,435
38,974	SUPERVALU INC.	93,927
68,576	Walgreen Co.	2,498,909
76,927	Wal-Mart Stores, Inc.	5,677,213
Total Food & Staples Retailing	15,170,616
Food Products – 0.7%
149,606	Kraft Foods Inc., Class A	6,186,208
Gas Utilities – 1.2%
57,627	AGL Resources Inc.	2,357,521
34,085	Atmos Energy Corporation	1,219,902
41,373	National Fuel Gas Company	2,235,797
99,610	ONEOK, Inc.	4,812,159
Total Gas Utilities	10,625,379
Health Care Equipment & Supplies – 1.1%
68,517	Baxter International, Inc.	4,128,834
36,821	Hill Rom Holdings Inc.	1,070,018
97,109	Hologic Inc., (2)	1,965,486
69,279	Medtronic, Inc.	2,987,310
Total Health Care Equipment & Supplies	10,151,648
Health Care Providers & Services – 2.0%
47,194	Aetna Inc.	1,868,882
62,293	Brookdale Senior Living Inc., (2)	1,446,443
27,564	Coventry Health Care, Inc.	1,149,143
106,974	Express Scripts, (2)	6,704,061
80,097	UnitedHealth Group Incorporated	4,438,175
40,174	Wellpoint Inc.	2,330,494
Total Health Care Providers & Services	17,937,198
Hotels, Restaurants & Leisure – 1.7%
51,390	International Game Technology	672,695
17,582	Las Vegas Sands	815,277
98,066	McDonald’s Corporation	8,997,556
21,179	Starwood Hotels & Resorts Worldwide, Inc.	1,227,535
25,889	Wynn Resorts Ltd	2,988,626
Total Hotels, Restaurants & Leisure	14,701,689
Household Durables – 0.4%
68,264	KB Home	979,588
54,753	Newell Rubbermaid Inc.	1,045,235
19,851	Whirlpool Corporation	1,645,846
Total Household Durables	3,670,669
Household Products – 1.6%
41,616	Colgate-Palmolive Company	4,462,068
143,912	Procter & Gamble Company	9,981,736
Total Household Products	14,443,804
Industrial Conglomerates – 1.7%
21,774	3M Co.	2,012,353
595,443	General Electric Company	13,522,511
Total Industrial Conglomerates	15,534,864
Insurance – 2.2%
65,172	Allstate Corporation	2,581,463
23,207	American International Group, (2)	760,958
26,066	Arthur J. Gallagher & Co.	933,684
82,207	Berkshire Hathaway Inc., Class B, (2)	7,250,657
92,800	CNO Financial Group Inc.	895,520
60,339	Fidelity National Title Group Inc., Class A	1,290,651
65,958	Genworth Financial Inc., Class A, (2)	344,960
30,951	Hartford Financial Services Group, Inc.	601,687
13,952	Kemper Corporation	428,466
35,717	Lincoln National Corporation	863,994
103,489	Marsh & McLennan Companies, Inc.	3,511,382
Total Insurance	19,463,422
Internet & Catalog Retail – 2.1%
66,713	Amazon.com, Inc., (2)	16,966,450
27,170	HSN, Inc.	1,332,689
Total Internet & Catalog Retail	18,299,139
Internet Software & Services – 4.6%
39,603	Akamai Technologies, Inc., (2)	1,515,211
58,343	Earthlink, Inc.	415,402
199,069	eBay Inc., (2)	9,636,930
33,280	Google Inc., Class A, (2)	25,109,760
22,576	IAC/InterActiveCorp.	1,175,307
64,234	VeriSign, Inc., (2)	3,127,553
Total Internet Software & Services	40,980,163
IT Services – 3.6%
117,025	Automatic Data Processing, Inc.	6,864,687
61,069	Fidelity National Information Services	1,906,574
73,744	International Business Machines Corporation (IBM)	15,298,193
14,762	Lender Processing Services Inc.	411,712
108,876	Paychex, Inc.	3,624,482
32,522	Visa Inc., Class A	4,367,054
Total IT Services	32,472,702
Leisure Equipment & Products – 0.6%
77,138	Mattel, Inc.	2,736,856
29,666	Polaris Industries Inc.	2,399,089
Total Leisure Equipment & Products	5,135,945
Machinery – 1.9%
49,486	Caterpillar Inc.	4,257,775
25,197	Deere & Company	2,078,501
43,913	Graco Inc.	2,207,946
26,329	Joy Global Inc.	1,476,004
27,707	SPX Corporation	1,812,315
40,513	Stanley Black & Decker Inc.	3,089,116
50,568	Timken Company	1,879,107
Total Machinery	16,800,764
Media – 3.6%
314,985	Comcast Corporation, Special Class A	10,961,478
97,817	New York Times, Class A, (2)	954,694
309,975	News Corporation, Class A	7,603,687
58,689	Omnicom Group, Inc.	3,026,005
82,498	Regal Entertainment Group, Class A	1,160,747
164,210	Walt Disney Company	8,584,899
Total Media	32,291,510
Metals & Mining – 1.0%
287,484	Alcoa Inc.	2,544,233
33,263	Barrick Gold Corporation	1,389,063
66,105	Freeport-McMoRan Copper & Gold, Inc.	2,616,436
148,596	Hecla Mining Company	973,304
28,154	Southern Copper Corporation	967,371
Total Metals & Mining	8,490,407
Multiline Retail – 0.9%
59,243	Macy’s, Inc.	2,228,722
47,582	Nordstrom, Inc.	2,625,575
21,415	Sears Holding Corporation, (2)	1,188,318
37,279	Target Corporation	2,366,098
Total Multiline Retail	8,408,713
Multi-Utilities – 0.6%
62,041	Ameren Corporation	2,026,879
97,043	Public Service Enterprise Group Incorporated	3,122,844
Total Multi-Utilities	5,149,723
Oil, Gas & Consumable Fuels – 6.5%
111,313	Chevron Corporation	12,974,643
2,747	CNOOC Limited, Sponsored ADR	556,899
105,076	ConocoPhillips	6,008,246
280,195	Exxon Mobil Corporation	25,623,833
34,787	Hess Corporation	1,868,758
58,407	Occidental Petroleum Corporation	5,026,506
3,274	PetroChina Company Limited, Sponsored ADR	422,870
54,850	Phillips 66	2,543,395
3,460	Royal Dutch Shell PLC, Class A, Sponsored ADR	240,159
122,639	SandRidge Energy Inc., (2)	854,794
39,133	StatoilHydro ASA, Sponsored ADR	1,009,240
28,912	Suncor Energy, Inc.	949,759
Total Oil, Gas & Consumable Fuels	58,079,102
Pharmaceuticals – 5.7%
91,444	Abbott Laboratories	6,269,401
158,937	Bristol-Myers Squibb Company	5,364,124
106,819	Eli Lilly and Company	5,064,289
1,112	GlaxoSmithKline PLC, Sponsored ADR	51,419
182,759	Johnson & Johnson	12,593,923
211,656	Merck & Company Inc.	9,545,686
460,108	Pfizer Inc.	11,433,684
Total Pharmaceuticals	50,322,526
Professional Services – 0.1%
29,079	Manpower Inc.	1,070,107
18,692	Resources Connection, Inc.	245,052
Total Professional Services	1,315,159
Real Estate Investment Trust – 1.7%
60,679	Apartment Investment & Management Company, Class A	1,577,047
69,975	Brandywine Realty Trust	852,995
34,687	CBL & Associates Properties Inc.	740,221
129,993	CubeSmart	1,673,010
114,294	DCT Industrial Trust Inc.	739,482
43,378	Health Care REIT, Inc.	2,505,080
79,809	Lexington Corporate Properties Trust	770,955
46,608	Liberty Property Trust	1,689,074
71,664	Ventas Inc.	4,461,084
Total Real Estate Investment Trust	15,008,948
Road & Rail – 0.7%
12,904	Dollar Thrifty Automotive Group Inc., (2)	1,121,745
41,968	Union Pacific Corporation	4,981,602
Total Road & Rail	6,103,347
Semiconductors & Equipment – 3.2%
98,918	Altera Corporation	3,361,728
64,144	Analog Devices, Inc.	2,513,803
107,440	Broadcom Corporation, Class A	3,715,275
699,018	Intel Corporation	15,853,728
26,060	Intersil Holding Corporation, Class A	228,025
81,111	Linear Technology Corporation	2,583,385
Total Semiconductors & Equipment	28,255,944
Software – 6.9%
296,620	Activision Blizzard Inc.	3,345,874
141,680	Adobe Systems Incorporated, (2)	4,598,933
79,219	Autodesk, Inc., (2)	2,643,538
1,048,957	Microsoft Corporation	31,237,939
623,263	Oracle Corporation	19,626,552
Total Software	61,452,836
Specialty Retail – 2.2%
20,823	Abercrombie & Fitch Co., Class A	706,316
59,432	American Eagle Outfitters, Inc.	1,252,827
51,495	Best Buy Co., Inc.	885,199
58,779	CarMax, Inc., (2)	1,663,446
73,397	Gap, Inc.	2,626,145
101,477	Home Depot, Inc.	6,126,166
63,713	Limited Brands, Inc.	3,138,502
118,515	Lowe’s Companies, Inc.	3,583,894
Total Specialty Retail	19,982,495
Thrifts & Mortgage Finance – 0.1%
40,800	MGIC Investment Corporation, (2)	62,424
56,714	New York Community Bancorp Inc.	803,070
Total Thrifts & Mortgage Finance	865,494
Tobacco – 1.6%
72,934	Altria Group, Inc.	2,435,266
114,180	Philip Morris International	10,269,349
36,132	Reynolds American Inc.	1,565,961
Total Tobacco	14,270,576
Wireless Telecommunication Services – 0.3%
4,018	China Mobile Limited, Sponsored ADR	222,436
444,739	Sprint Nextel Corporation, (2)	2,454,959
Total Wireless Telecommunication Services	2,677,395
Total Common Stocks (cost $610,738,516)	886,871,697

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
Short-Term Investments – 4.7%
$ 42,164	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/12, repurchase price $42,164,025, collateralized by $31,635,000 U.S. Treasury Bonds, 4.500%, due 8/15/39, value $43,010,914	0.010%	10/01/12	$ 42,163,990
Total Short-Term Investments (cost $42,163,990)	42,163,990
Total Investments (cost $652,902,506) – 104.3%	929,035,687
Other Assets Less Liabilities – (4.3)% (3)	(38,552,671)
Net Assets – 100%	$ 890,483,016

Investments in Derivatives at September 30, 2012

Call Options Written outstanding:

Number of	Notional	Expiration	Strike
Contracts	Type	Amount (4)	Date	Price	Value (3)
Call Options Written – (2.4)%
(816)	MINI-Nasdaq-100 Index	$ (21,828,000)	10/20/12	$ 267.5	$ (1,101,600)
(1,998)	MINI-Nasdaq-100 Index	(53,946,000)	10/20/12	270.0	(2,312,685)
(963)	MINI-Nasdaq-100 Index	(26,964,000)	10/20/12	280.0	(370,755)
(1,064)	MINI-Nasdaq-100 Index	(30,058,000)	10/20/12	282.5	(263,872)
(999)	MINI-Nasdaq-100 Index	(26,973,000)	11/17/12	270.0	(1,286,213)
(1,010)	MINI-Nasdaq-100 Index	(28,280,000)	11/17/12	280.0	(638,825)
(992)	MINI-Nasdaq-100 Index	(28,024,000)	11/17/12	282.5	(448,880)
(774)	S&P 500 Index	(106,425,000)	10/20/12	1,375.0	(5,274,810)
(577)	S&P 500 Index	(80,780,000)	10/20/12	1,400.0	(2,651,315)
(577)	S&P 500 Index	(82,222,500)	10/20/12	1,425.0	(1,526,165)
(896)	S&P 500 Index	(129,920,000)	10/20/12	1,450.0	(1,057,280)
(628)	S&P 500 Index	(89,490,000)	11/17/12	1,425.0	(2,282,780)
(1,110)	S&P 500 Index	(160,950,000)	11/17/12	1,450.0	(2,414,250)
(12,404)	Total Call Options Written (premiums received $23,724,772)	$(865,860,500)	$(21,629,430)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$886,871,697	$ –	$ –	$ 886,871,697
Short-Term Investments:
Repurchase Agreements	–	42,163,990	–	42,163,990
Derivatives:
Call Options Written	(21,629,430)	–	–	(21,629,430)
Total	$865,242,267	$ 42,163,990	$ –	$ 907,406,257
* Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statements of Assets and Liabilities
Underlying	Derivative	Asset Derivatives	Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$(21,629,430)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments (excluding investments in derivatives) was $653,111,060.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2012, were as follows:

Gross unrealized:
Appreciation	$ 319,001,560
Depreciation	(43,076,933)

Net unrealized appreciation (depreciation) of investments	$ 275,924,627

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Other Assets Less Liabilities includes the Value of derivative instruments as noted within Investments in Derivatives at September 30, 2012.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(5)	The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.

ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Opportunity Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2012